Change In Accounting Policy	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Change in accounting policy	Change in accounting policy
Change in accounting policy for determining net periodic pension cost (income)
Effective January 1, 2022, CN elected to change its accounting methodology for determining the market-related value of assets for the Company’s defined benefit pension plans. The new accounting method changed the calculation of market-related value of pension plan assets used to determine net periodic benefit cost but had no impact on the annual funded status of the plans. The Company's previous methodology calculated market-related value for pensions whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments were recognized over a period of five years. The Company's new methodology applies a corridor approach so that the market-
related value does not result in a value that deviates excessively from its fair value. Specifically, the market-related value will not exceed 110% or be less than 90% of the fair value. This change established a corridor approach whereby the amount causing the market-related value to be outside of the 10% corridor is recognized immediately in the market-related value of assets and will not be subject to the five-year period of recognition. There is no change in the recognition approach for investment income.

CN considers the use of a calculated value with a corridor approach preferable to the previous calculated value approach as it results in a more current reflection of impacts of changes in value of these plan assets in the determination of net periodic benefit cost. The new accounting method to calculate the market-related value for pensions also aligns with the prevailing guidance issued by the Office of the Superintendent of Financial Institutions (OSFI) for the preparation of actuarial valuations for funding purposes for all registered Canadian defined benefit pension plans, whereby the Company adopted and applied the updated OSFI guidance starting with the December 31, 2021 funding valuations that were filed during the second quarter of 2022.

The change in accounting method was applied retrospectively to all periods presented within CN’s financial statements. The change did not impact Operating income or Net cash provided by operating activities but did impact the previously reported portion of Other components of net periodic benefit cost (income) for defined benefit pension plans along with related consolidated income items such as Net income and Earnings per share. Other impacts included related changes to previously reported consolidated Other comprehensive income (loss), Retained earnings, Accumulated other comprehensive income (loss), and associated line items within the determination of Net cash provided (used) by operating activities. Note 2 – Change in accounting policy to the Company's 2022 Annual Consolidated Financial Statements details the impact of this change on previously reported amounts.
Recent accounting pronouncements
The following recent Accounting Standards Updates (ASU) issued by the Financial Accounting Standards Board (FASB) has an effective date after December 31, 2023 and has not been adopted by the Company:

ASU 2023-07 Segment reporting (Topic 280): Improvements to reportable segment disclosures
The ASU will improve financial disclosures about a public entity's reportable segments and address requests from investors for additional and more detailed information regarding reportable segment expenses. The main amendments in the ASU require public entities, including those that have a single reportable segment, to disclose on an annual and interim basis the significant segment expenses provided to the chief operating decision maker (CODM), disclose the title/position of the CODM and how the segment expenses information is used in the decision making process.

The ASU is effective for annual periods beginning after December 15, 2023. Early adoption is permitted.

The adoption of the ASU will have an impact on the Company’s Consolidated Financial Statements disclosures. The Company will include the relevant disclosure within the 2024 Annual Consolidated Financial Statements and 2025 Interim Financial Statements.

ASU 2023-09 – Income Taxes (Topic 740): Improvements to income tax disclosures
The ASU amends the rules on income tax disclosures by modifying or eliminating certain existing income tax disclosure requirements in addition to establishing new requirements. The amendments address investor requests for more transparency about income taxes, including jurisdictional information, by requiring consistent categories and greater disaggregation of information. The ASU’s two primary amendments relate to the rate reconciliation and income taxes paid annual disclosures.

Reconciling items presented in the rate reconciliation will be in dollar amounts and percentages, and will be disaggregated into specified categories with certain reconciling items further broken out by nature and/or jurisdiction using a 5% threshold of domestic federal taxes. Income taxes paid will be disaggregated between federal, provincial/territorial, and foreign taxing jurisdictions using a 5% threshold of total income taxes paid net of refunds received.

The ASU is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The ASU should be applied prospectively. Retrospective application is permitted.
The adoption of the ASU will have an impact on the Company’s Consolidated Financial Statements disclosures. The required disclosure changes will be reflected in the Company’s Consolidated Financial Statements when the ASU is adopted.

The following Accounting Standards Updates (ASU) issued by the Financial Accounting Standards Board (FASB) have been adopted by the Company:

ASU 2020-04 and ASU 2022-06 Reference rate reform (Topic 848): Facilitation of the effects of reference rate reform on financial reporting and related amendments
USD London Interbank Offered Rate (LIBOR) and Canadian Dollar Offered Rate (CDOR) are benchmark interest rates referenced in a variety of agreements. The publication of certain LIBOR and CDOR rates were discontinued in January 2022 and May 2021, respectively. The remaining LIBOR rates were discontinued on June 30, 2023 and the remaining CDOR rates are expected to be discontinued on June 30, 2024. The recommended alternative reference rates for LIBOR and CDOR are the Secured Overnight Financing Rate (SOFR) and Canadian Overnight Repo Rate Average (CORRA), respectively.

The ASU provides optional expedients and exceptions for applying generally accepted accounting principles to transactions affected by reference rate reform if certain criteria are met. These transactions include contract modifications, hedging relationships, and sale or transfer of debt securities classified as held-to-maturity. The ASU was effective starting on March 12, 2020, and is available to be adopted on a prospective basis no later than December 31, 2024, following the amendments of ASU 2022-06.

The Company was eligible and has elected to use the optional expedient provided by the ASU which allowed the amendment to be accounted for as a non substantial modification of an existing debt. As a result, the amendment did not have a significant impact to the Company's Consolidated Financial Statements and related disclosures. See Note 16 - Debt for additional information on reference rate reform with respect to the non-revolving credit facility, revolving credit facilities, equipment loans and accounts receivable securitization program.
Other recently issued ASUs required to be applied on or after December 31, 2023 have been evaluated by the Company and are not expected to have a significant impact on the Company's Consolidated Financial Statements.